Capital structure	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Capital structure
Capital structure

7.     Capital structure

2013 Recapitalization

During January and February of 2013, the Company entered into a "bridge" financing arrangement with certain existing investors providing for the issuance by the Company of an aggregate of $6 million of convertible promissory notes and warrants to purchase 2,527,675 shares of Series One convertible preferred stock (Series One) and Series Two convertible preferred stock (Series Two). The warrants have a per share exercise price of $0.01, and as such, they are referred to as "penny warrants". This bridge financing was closed in anticipation of the March 2013 Series Four financing event, which the Company refers to as the "2013 recapitalization".

The Company allocated the proceeds of the convertible promissory notes between debt and warrant liability. Since the value of the warrants exceeded the proceeds from the convertible notes issued to existing investors, the value of the warrant in excess of the proceeds is considered a deemed dividend and reflected as an equity transaction in the financial statements. The Company recorded $6 million to interest expense related to the debt discount associated with the convertible debt during the quarter ended March 31, 2013.

On March 7, 2013, the Company closed a private placement of a new series of convertible preferred stock that resulted in the 2013 recapitalization. In this private placement, the Company issued and sold an aggregate of 4,497,035 shares of its Series Four senior preferred stock (Series Four) for an aggregate purchase price of approximately $54 million. Including the $6 million raised with the bridge financing, total gross proceeds raised during the quarter ended March 31, 2013 was approximately $60 million. In addition, the Company issued an aggregate of 502,919 shares of Series Four upon the share settlement of the convertible promissory notes described above that were issued in January and February 2013.

In connection with this private placement, the Company effected a one-for-120 reverse stock split of its common stock and an exchange of outstanding shares of Series One, Series Two and Series Three convertible preferred stock (Series Three) into an aggregate of 6,700,487 shares of a new series of Series Five junior preferred stock (Series Five). In addition, the Company issued an aggregate of 2,527,675 shares of Series One and Series Two upon the exercise of the warrants issued in connection with the bridge loan that were immediately exchanged for 2,095,515 shares of Series Five during the 2013 recapitalization.

The Company accounted for the 2013 recapitalization as an extinguishment of its Series One, Series Two and Series Three convertible preferred stock and recorded the Series Five shares at their fair value as of the recapitalization date. In accordance with authoritative accounting guidance, the Company recorded a gain attributable to the common stockholders on the extinguishment of the Series One, Series Two and Series Three. The gain of approximately $3.4 million represents the excess of the Series One, Series Two and Series Three over the fair value of the shares Series Five issued in connection with the recapitalization.

Valuation—The value of the Company was estimated using the PWERM. The PWERM considered the most significant near-term driver of value for the Company as the Company's ability to complete a Phase 3 clinical trial of ataluren for the treatment of Duchenne muscular dystrophy caused by nonsense mutations (nmDMD). The remaining scenarios in the PWERM related to funding the completion of the Phase 3 clinical trial for nmDMD. The path to raising this money made up the remaining nodes in the PWERM.

After identifying the various potential liquidity scenarios and their likely timing, a pre-money enterprise value was assigned to each scenario based on a combination of management's guidance and recent trends in the capital markets. The resulting enterprise value for each liquidity event was divided by the total shares that would be outstanding under each scenario to arrive at a price per share for the common and preferred classes of stock. Each scenario was then assigned an outcome probability based on management's estimates. The resulting probability weighted share values were then discounted to present value at a rate that reflects general industry risks (but not Company specific risks).

The rights and preferences of the shares of Series Four and Series Five are as follows:

Dividends—The holders of Series Four and Series Five, in preference to the holders of common stock, are entitled to noncumulative dividends when and if declared by the Board of Directors.

Liquidation—Upon the liquidation, dissolution, reorganization or winding-up of the Company, the holders of Series Four will be entitled to receive, before any distribution or payment is made to any other class of security, an amount equal to the original issuance price, plus all declared, but unpaid, dividends. To the extent there are excess assets to distribute, the holders of Series Five will be entitled to receive, before any distribution or payment is made to the holders of the common stock, an amount equal to the stated liquidation preference, plus all declared, but unpaid, dividends. To the extent there are remaining assets to distribute, the holders of common stock will be entitled to receive such remaining assets.

Voting—Each holder of Series Four and Series Five are entitled to cast the number of votes into which such holder's shares would convert. Except as required by law, holders of common stock have limited voting rights. Additionally, except as required by law, and except in certain enumerated circumstances, holders of Series Four and Series Five shall vote together with the holders of common stock as a single class.

Conversion—Each share of Series Four and Series Five is convertible at any time at the option of the holder into one share of common stock. These conversion ratios are subject to adjustment for certain dilutive events, including certain types of stock splits or stock dividends or future recapitalizations.

In May 2013, the Company issued and sold an additional 375,000 shares of Series Four, at a price per share of $12.00, for an aggregate purchase price of $4.5 million.

Common stock

In May 2013, the Company's Board of Directors and stockholders approved an amendment to the Company's certificate of incorporation increasing the number of authorized shares of common stock to 125,000,000.

Initial public offering

In June 2013, the Company closed the initial public offering of its common stock pursuant to a registration statement on Form S-1, as amended. The Company issued and sold an aggregate of 9,627,800 shares of common stock under the registration statement at a public offering price of $15.00 per share, including 1,255,800 shares pursuant to the exercise by the underwriters of an over-allotment option. The Company received net proceeds from the initial public offering of approximately $131.6 million, after deducting underwriting discounts and commissions and other offering expenses payable by the Company.

Upon closing the initial public offering, all outstanding shares of the Series Four and Series Five were converted into 14,170,956 shares of common stock.

Warrants

All of the Company's outstanding warrants were classified as liabilities as of December 31, 2012 because they contained either non-standard antidilution provisions or they were exercisable into preferred shares that included a put feature.

The following is a summary of the Company's outstanding warrants as of December 31, 2012:

	Warrant shares	Exercise price	Expiration

Series Two	24,712	$16.00	2014
Series Two	50,000	$16.00	2017
Series Two	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

In connection with the 2013 recapitalization, all of the Series Two outstanding warrants became warrants to purchase Series Five. In connection with the Company's initial public offering all of the Series Five outstanding warrants became warrants to purchase common stock.

The following is a summary of the Company's outstanding warrants as of September 30, 2013:

	Warrant shares	Exercise price	Expiration

Common stock	3,088	$128.00	2014
Common stock	6,250	$128.00	2017
Common stock	7,030	$128.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

7.     Capital structure

Convertible preferred stock prior to 2012 recapitalization

As of December 31, 2011, the Company had authorized for issuance up to 156,995,095 shares of preferred stock, $0.001 par value. The authorized shares as of December 31, 2011 were designated as follows: 750,000 shares of Series A convertible preferred stock (Series A), 187,500 shares of Series B convertible preferred stock (Series B), 6,295,000 shares of Series C convertible preferred stock (Series C), 13,769,935 shares of Series D convertible preferred stock (Series D), 126,735,022 shares of Series E convertible preferred stock (Series E), 3,670,138 shares of Series E-2 convertible preferred stock (Series E-2), 675,000 shares of Series F convertible preferred stock (Series F), 1,612,500 shares of Series F-2 convertible preferred stock (Series F-2) and 3,300,000 shares of Series G convertible preferred stock (Series G).

The rights and preferences of the shares of Series A, Series B, Series C, Series D, Series E, Series E-2, Series F, Series F-2 and Series G were as follows:

Conversion—Each share of Series A, Series B, Series C, Series D, Series E, Series E-2, Series F, Series F-2 and Series G was convertible at any time at the option of the holder into such number of shares of common stock as determined by applying a conversion factor to the outstanding shares of approximately 0.0833, 0.1333, 0.1389, 0.1548, 0.0548, 1.0000, 1.0000, 1.0000 and 1.0000 for the Series A, Series B, Series C, Series D, Series E, Series E-2, Series F, Series F-2, and Series G respectively. These conversion factors were calculated based on the then-applicable conversion price with respect to each respective series of preferred stock. These conversion factors were subject to adjustment in the event the Company issued additional equity securities at prices below the then-applicable conversion price, or if the Company engaged in specified changes to its capitalization, such as stock splits or stock dividends. The conversion of each series of preferred stock would be automatic upon the closing of a qualified initial public offering or any other public offering upon the written election of the Company and holders of both (1) at least two thirds of the outstanding preferred shares on an as-converted to common stock basis and (2) at least two thirds of the Series F, F-2 and G shares voting together as a single class on an as-converted to common stock basis.

Voting—Each preferred shareholder was entitled to the number of votes per share as if the preferred shares were converted to common stock. Additionally, the holders of the preferred stock, voting as a single class, were entitled to elect six members of the Board of Directors.

Liquidation—Upon the liquidation, dissolution, reorganization or winding-up of the Company, holders of preferred stock were entitled to receive, before any distribution or payment on the common stock, an amount equal to $1.00 per share for Series A, $2.00 per share for Series B, $2.50 per share for Series C, $3.25 per share for Series D, $0.397644 per share for Series E, $7.26 per share for Series E-2, $16.00 per share for Series F, $16.00 per share for Series F-2, and $16.00 per share for Series G, plus all declared, but unpaid, dividends. As of December 31, 2011, the aggregate liquidation preference was $750,000, $375,000, $15,000,000, $42,561,249, $49,999,998, $26,645,187, $10,000,000, $24,248,048, and $50,300,000 for the Series A, Series B, Series C, Series D, Series E, Series E-2, Series F, Series F-2, and Series G, respectively. In cases where the liquidation preference applied, if there were insufficient funds to pay the full preference value to all holders, then, as a group, the holders of the Series E, Series E-2, Series F, Series F-2, and Series G would have been paid together first, ratably, in proportion to their respective liquidation preferences. To the extent there were excess assets to distribute, the holders of the Series D would have been paid second. Finally, as a group, the holders of the Series A, Series B, and Series C would have been paid last, ratably, in proportion to their respective liquidation preferences. Dividends were payable only if and when declared. The Company has not declared any dividends through December 31, 2012.

Recapitalization

In July 2012, the Company completed a recapitalization pursuant to which all outstanding shares of Series A, B, C, D, E, E-2, F, F-2, and G convertible preferred stock (Prior Series Preferred) were exchanged into Series Three convertible preferred stock (Series Three). Warrants to acquire Prior Series Preferred became warrants to acquire Series Two convertible preferred stock (Series Two). In addition, those investors that elected to participate in the sale of Series One convertible preferred stock (Series One) were entitled to exchange their Series Three shares for Series Two shares.

In connection with the recapitalization, the Company sold 1,483,337 shares of Series One for aggregate gross proceeds of approximately $29.7 million.

The Company accounted for the recapitalization as an extinguishment of its Prior Series Preferred and recorded the Series One, Series Two and Series Three shares at their fair value as of the recapitalization date. In accordance with authoritative accounting guidance, the Company recorded a gain attributable to the common stockholders on the extinguishment of the Prior Series Preferred. The gain of approximately $160 million represents the excess of the carrying amount of Prior Series Preferred stock immediately prior to the recapitalization over the fair value of the Series One, Two and Three stock issued in connection with the recapitalization.

Valuation—The value of the Company was estimated using the probability weighted expected return method (PWERM). The PWERM considered the most significant near-term driver of value for the Company as the ability to file a marketing authorization application (MAA) with The European Medicines Agency (EMA) for conditional approval of ataluren. The Company has initiated a confirmatory Phase 3 clinical trial of ataluren for the treatment of nmDMD. If favorable, the results of the confirmatory Phase 3 clinical trial could serve as the basis for full approval by the EMA and the FDA of ataluren for the treatment of nmDMD in the European Union and the United States. The remaining scenarios in the PWERM related to funding the completion of the confirmatory Phase 3 clinical trial of ataluren for the treatment of nmDMD.

After identifying the various potential liquidity scenarios and their likely timing, a pre-money enterprise value was assigned to each scenario based on a combination of management's guidance and recent trends in the capital markets. The resulting enterprise value for each liquidity event was divided by the total shares that would be outstanding under each scenario to arrive at a price per share for the common and preferred classes of stock. Each scenario was then assigned an outcome probability based on management's estimates. The resulting probability weighted share values were then discounted to present value at a rate that reflects general industry risks (but not Company specific risks).

The rights and preferences of the shares of Series One, Two and Three are as follows:

Dividends—The holders of Series One and Series Two, in preference to the holders of common stock, are entitled to noncumulative dividends when and if declared by the Board of Directors. The holders of Series Three are not entitled to dividends. The Company has not declared any dividends through December 31, 2012.

Liquidation—Upon the liquidation, dissolution, reorganization or winding-up of the Company, the holders of Series One will be entitled to receive, before any distribution or payment is made to any other class of security, an amount equal to two times the original issuance price, plus all declared, but unpaid, dividends. To the extent there are excess assets to distribute, the holders of Series Two will be entitled to receive 76.47% of such excess assets, and the holders of Series One will be entitled to receive 23.53% of such excess assets, until the holders of Series Two receive an amount equal to one times the stated liquidation preference amount for the Series Two, plus all declared, but unpaid, dividends. In the event there are remaining assets after Series Two distributions, the holders of Series Three are entitled to receive 8.82% of such remaining assets, and the holders of Series One and Series Two will be entitled to receive 23.53% and 67.65%, respectively, of such remaining assets, until the holders of Series Three receive an amount equal to one times the stated liquidation preference amount for the Series Three, plus all declared, but unpaid, dividends. To the extent there are remaining assets to distribute, the holders of Series One, Series Two, and Series Three will be entitled to receive 20%, 55%, and 25% of such remaining assets, respectively.

Voting—Each holder of Series One is entitled to cast the number of votes equal to five times the number of common shares into which such holder's shares of Series One would convert. Except as required by law, holders of Series Two and Series Three have limited voting rights. Additionally, the holders of Series One, voting as a single class, are entitled to elect twelve members of the Board of Directors.

Conversion—Each share of Series One is convertible at any time at the option of the holder into two shares of common stock. Each share of Series Two and Series Three is convertible at any time at the option of the holder into one share of common stock. These conversion ratios are subject to adjustment for certain dilutive events, including certain types of stock splits or stock dividends or future recapitalizations.

Warrants

All of the Company's outstanding warrants are classified as liabilities as of December 31, 2011 and 2012 because they contain either non-standard antidilution provisions or they are exercisable into preferred shares that include a put feature.

The following is a summary of the Company's outstanding warrants as of December 31, 2011:

	Warrant shares	Exercise price	Expiration

Series E convertible preferred stock	54,465	$7.26	2014
Series F convertible preferred stock	50,000	$16.00	2017
Series F-2 convertible preferred stock	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014

In connection with the recapitalization, all of the Series E, F, and F-2 outstanding warrants became warrants to purchase Series Two.

The following is a summary of the Company's outstanding warrants as of December 31, 2012:

	Warrant shares	Exercise price	Expiration

Series 2 convertible preferred stock	24,712	$16.00	2014
Series 2 convertible preferred stock	50,000	$16.00	2017
Series 2 convertible preferred stock	56,250	$16.00	2019 and 2020
Common stock	645	$2,520	2013 and 2014